Unsecured Senior Notes - Summary of unsecured senior notes (Detail) - USD ($) $ in Thousands	May 31, 2021	Aug. 31, 2020	Jul. 31, 2020	Dec. 14, 2018
Debt Instrument [Line Items]
Total principal amount of the unsecured senior notes				$ 250,000
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Carrying amount of US$300,000, 2.125% notes due 2025	$ 297,631
Unamortized debt discounts, accrued interest expenses and debt issuance costs	2,369
Total principal amount of the unsecured senior notes	$ 300,000	$ 300,000	$ 300,000
Debt Instrument, Interest Rate, Effective Percentage	2.35%